Leases - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Leases Disclosure [Line Items]
Rental expenses under operating leases	¥ 77,976	¥ 94,000	¥ 92,828
Sublease rental received under operating leases	1,157	1,138	1,180
Total minimum rentals to be received in future under noncancelable subleases for operating leases	1,831
Sale and Leaseback Transactions Regarding Certain Machinery and Equipment with SFI Leasing Company, Limited
Leases Disclosure [Line Items]
Net cash proceeds from sale and leaseback transaction	¥ 2,679	¥ 1,856	¥ 8,391
Sale and leaseback transaction, average terms	2 years	2 years	2 years